Deferred tax - Calculated tax losses carried forward (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Calculated tax losses carried forward that have not been recognised	R 17,621	R 18,150
Between three and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Calculated tax losses carried forward that have not been recognised	376
More than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Calculated tax losses carried forward that have not been recognised	16,826	17,920
Indefinite Life
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Calculated tax losses carried forward that have not been recognised	R 419	R 230